Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intagible assets, net
	December 31, 2018	December 31, 2017
Land use rights	$7,705,939	$8,145,824
Software	31,730	33,541
Total	7,737,669	8,179,365
Less: accumulated amortization	(896,156)	(777,815)
Intangible assets, net	$6,841,513	$7,401,550

Schedule of estimated future amortization expense
Twelve months ending December 31,	Amortization expense
2019	160,222
2020	160,205
2021	160,205
2022	160,205
2023 and Thereafter	6,200,676
$6,841,513